Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax And Social Contribution
Schedule of recoverable income tax and social contribution

	2023	2022

Recoverable income tax and social contribution	713,279	879,227

Income tax	429,461	645,192
Social contribution	283,818	234,035

Current portion	(494,382)	(361,349)
Non-current portion	218,897	517,878

Schedule of income tax and social contribution payable

	2023	2022

Income tax and social contribution payable	64,407	78,351

Income tax	-	34,207
Social contribution	64,407	44,144

Current portion	(64,407)	(78,351)

Schedule of deferred taxes assets and liabilities

	2023	2022

Tax loss carryforwards and negative basis of social contribution	201,227	225,882
Temporary differences:
Provision for legal and administrative proceedings	499,603	381,865
Provision for expected credit losses	242,160	220,911
Rental of infrastructure - LT Amazonas	37,159	34,657
Provision for employee profit sharing	57,890	49,989
Taxes with enforceability suspended(i)	948,808	711,897
Amortized Goodwill-TIM Fiber	(34,560)	(34,560)
Derivative financial instruments	(236,259)	(161,174)
Capitalized interest - 5G	(281,721)	(281,468)
Deemed costs – TIM S.A.	(23,356)	(32,177)
Adjustments related to IFRS 16 (ii)	675,817	596,495
Accelerated depreciation (iii)	(891,051)	(715,041)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	(249,477)
Impairment loss (v)	378,601	557,932
Amortized Goodwill – Cozani	(231,894)	-
Amortization of surplus	60,336	45,591
Other assets	148,010	167,018
Other liabilities	(43,799)	(20,800)
	1,257,494	1,497,540

Deferred income tax and social contribution on tax losses and negative bases not recognized yet	-	(129,954)
	1,257,494	1,367,586

Deferred tax asset	3,205,814	2,992,237
Deferred tax liability	(1,948,320)	(1,624,651)

(i)	Mainly represented by the Fistel fee (TFF) for the financial years 2020, 2021, 2022 and 2023 of TIM S.A. and the TFF referring to Cozani's 2022 financial year. The Operating Inspection Fee (TFF) for the years 2020, 2021, 2022 and 2023 of TIM S.A. and TFF for 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See Note 22 for details.

(ii)	Represents the addition of new contracts. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting and tax expense, under the terms of the current legislation.

(iii)	TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the computation of current income taxes, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 891 million on December 31, 2023 (R$ 663 million on December 31, 2022).

(iv)	Refers to deferred charges on the adjustment at fair value of the non-controlling interest calculated in the sale of Fiber Co (currently I-Systems), which took place in November 2021, from TIM S.A. to IHS Fiber Brasil - Cessão de Infraestruturas Ltda (see Note 14).

(v)	Represents the deferred charges recorded by the Company, in connection with the impairment of tangible assets recorded by Cozani, prior to the business acquisition in April of 2022.

Schedule of expectations to recover the credits

	Tax losses and negative basis	Temporary differences	Total
2024	201,227	694,157	895,384
2025	-	197,399	197,399
2026	-	159,615	159,615
2027 and beyond	-	1,953,416	1,953,416
Total	201,227	3,004,587	3,205,814

Schedule of income tax and social contribution

	2023	2022
Current income tax and social contribution taxes
Income tax for the year	(248,792)	(247,492)
Social contribution for the year	(67,190)	(85,452)
Tax incentive – SUDENE/SUDAM(i)	235,753	157,254
	(80,229)	(175,690)
Deferred income tax and social contribution
Deferred income tax	(180,709)	95,583
Deferred social contribution	(85,673)	29,954
	(266,382)	125,537
	(346,611)	(50,153)

Schedule of income tax and social contribution expenses reconciliation

	2023	2022

Profit before income tax and social contribution	3,184,033	1,720,908
Combined tax rate	34%	34%
Income tax and social contribution at the combined statutory rates	(1,082,571)	(585,109)
(Additions) / exclusions:
Equity in earnings	(30,364)	(20,939)
Permanent additions, exclusions:
Non-taxable revenues	16,573	152,277
Non-deductible expenses	(25,069)	(120,682)
Tax incentive – SUDENE/SUDAM(i)	235,753	157,254
Tax benefit related to interest on shareholders’ equity	544,000	476,000
Tax losses and temporary differences not recognized	-	(129,954)
Other amounts	(4,933)	21,000

	735,960	534,956
Income tax and social contribution expense	(346,611)	(50,153)
Effective rate	10.89%	2.91%

(i)	As mentioned in Note 26 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.